Convertible Notes Payable – Related Party (Details)	Dec. 31, 2016 USD ($)
Convertible Notes Payable Related Party Details
Principal	$ 197,358
Less: Debt discount	(196,076)
Convertible note payable - related party, net	$ 1,282